GOODWILL AND INTANGIBLE ASSETS - SCHEDULE OF GOODWILL BY REPORTING UNIT (Details) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($) segment	Sep. 30, 2015 USD ($) segment	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Goodwill
Balance at beginning of period		$ 1,754,926	$ 2,245,364	$ 1,754,926
Additions			32,237	556,575
(Deductions)			(67,811)	(3,711)
Impairment			(275,367)	(14,056)	$ 0
Foreign Exchange Translation			(10,371)	(48,370)
Allocation of IAC's former Search & Applications Segment Goodwill Based on Relative Fair Value				0
Balance at end of period	$ 2,245,364		$ 1,924,052	2,245,364	1,754,926
Number of reportable segments | segment			6
Search & Applications
Goodwill
Balance at beginning of period		$ 774,822	$ 0	774,822
Additions				1,450
(Deductions)				0
Impairment				0
Foreign Exchange Translation				(1,230)
Allocation of IAC's former Search & Applications Segment Goodwill Based on Relative Fair Value				(775,042)
Balance at end of period	$ 0			0	774,822
Number of operating segments | segment		1
Number of reportable segments | segment		1
Number of operating segments after split | segment	3
Number of reportable segments after split | segment	3
Match Group
Goodwill
Balance at beginning of period		$ 715,733	1,218,607	715,733
Additions			603	549,146
(Deductions)			(2,983)	0
Impairment			0	0
Foreign Exchange Translation			(9,689)	(46,272)
Allocation of IAC's former Search & Applications Segment Goodwill Based on Relative Fair Value				0
Balance at end of period	$ 1,218,607		1,206,538	1,218,607	715,733
HomeAdvisor
Goodwill
Balance at beginning of period		151,321	150,251	151,321
Additions			21,985	0
(Deductions)			0	0
Impairment			0	0
Foreign Exchange Translation			(1,625)	(1,070)
Allocation of IAC's former Search & Applications Segment Goodwill Based on Relative Fair Value				0
Balance at end of period	150,251		170,611	150,251	151,321
Video
Goodwill
Balance at beginning of period		15,590	15,590	15,590
Additions			9,649	0
(Deductions)			0	0
Impairment			0	0
Foreign Exchange Translation			0	0
Allocation of IAC's former Search & Applications Segment Goodwill Based on Relative Fair Value				0
Balance at end of period	15,590		25,239	15,590	15,590
Video | Connected Ventures
Goodwill
Accumulated goodwill impairment loss	11,600		11,600	11,600
Applications
Goodwill
Balance at beginning of period		0	447,242	0
Additions			0	0
(Deductions)			0	0
Impairment			0	0
Foreign Exchange Translation			0	0
Allocation of IAC's former Search & Applications Segment Goodwill Based on Relative Fair Value				447,242
Balance at end of period	447,242		447,242	447,242	0
Accumulated goodwill impairment loss	529,100		529,100	529,100
Publishing
Goodwill
Balance at beginning of period		0	277,192	0
Additions			0	3,504
(Deductions)			(1,968)	0
Impairment			(275,367)	0
Foreign Exchange Translation			143	963
Allocation of IAC's former Search & Applications Segment Goodwill Based on Relative Fair Value				272,725
Balance at end of period	277,192		0	277,192	0
Accumulated goodwill impairment loss	322,600		598,000	322,600
Other
Goodwill
Balance at beginning of period		$ 97,460	136,482	97,460
Additions			0	2,475
(Deductions)			(62,860)	(3,711)
Impairment			0	(14,056)
Foreign Exchange Translation			800	(761)
Allocation of IAC's former Search & Applications Segment Goodwill Based on Relative Fair Value				55,075
Balance at end of period	136,482		$ 74,422	136,482	$ 97,460
Other | PriceRunner
Goodwill
Accumulated goodwill impairment loss	65,200			65,200
Other | ShoeBuy
Goodwill
Accumulated goodwill impairment loss	$ 42,100			$ 42,100